Prepayments	12 Months Ended
Mar. 31, 2023
Disclosure Of Currnet And Non Current Prepayments [Abstract]
Prepayments	12. Prepayments

	As at March 31,
	2022	2023	2023
	(INR)	(INR)	(USD)
Non-current
Prepaid expenses	875	1,018	12
Total	875	1,018	12
Current
Prepaid expenses	970	1,311	16
Total	970	1,311	16